As Filed with the U.S. Securities and Exchange Commission on October 5, 2015
1933 Act File No. 333-116351
1940 Act File No. 811-21591

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 36 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 37 ☒
(Check appropriate box or boxes.)
__________________
American Century Asset Allocation Portfolios, Inc.
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 5th day of October, 2015.

American Century Asset Allocation Portfolios, Inc.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	October 5, 2015

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	October 5, 2015

* _________________________________ Thomas A. Brown	Director	October 5, 2015

* _________________________________ Barry Fink	Director	October 5, 2015

* _________________________________ Andrea C. Hall, Ph.D.	Director	October 5, 2015

* _________________________________ Jan M. Lewis	Director	October 5, 2015

* _________________________________ James A. Olson	Chairman of the Board and Director	October 5, 2015

* _________________________________ M. Jeannine Strandjord	Director	October 5, 2015

* _________________________________ John R. Whitten	Director	October 5, 2015

* _________________________________ Stephen E. Yates	Director	October 5, 2015

*By:/s/ Giles Walsh ____________________________________ Giles Walsh Attorney in Fact
Pursuant to Power of Attorney, dated June 30, 2015, (filed electronically as Exhibit q1 to Post-Effective Amendment No. 34 to the Registration Statement of the Registrant on July 7, 2015, File No. 333-132114, and incorporated herein by reference).
Secretary’s Certificate, dated June 30, 2015 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 34 to the Registration Statement of the Registrant on July 7, 2015, File No. 333-132114, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document